SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation – The accompanying financial statements of the Plan are prepared under the accrual method of accounting in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in conformity with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Predicting future events is inherently an imprecise activity and as such requires the use of judgment. Future results could be materially affected if actual results differ from these estimates and assumptions.

Investment Valuation and Income Recognition – The Plan’s investments are stated at fair value, which is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. See Note 4, Fair Value Measurements, for the disclosure of the Plan’s fair value measurements.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold, as well as held during the year.

Payment of Benefits – Benefit payments are recorded upon distribution.

Risks and Uncertainties – The Plan provides for investment, at the participant’s option, in any combination of the Company’s common stock, investment funds, collective trusts or a self-directed brokerage account which enables participants to invest in mutual funds or publicly traded stocks with a share value of greater than $5.00. Investment securities are exposed to various risks, such as interest rate, credit and overall market volatility. Market risks include global events, such as a pandemic, or international conflict, which could impact the value of investment securities. Due to the level of risk and uncertainty, it is reasonably possible that changes in the values of the investments will occur in the near term, and such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the statement of changes in net assets available for benefits.

Concentration of Market Risk – As of both December 31, 2025 and 2024, approximately 1% of the Plan’s net assets available for benefits were invested in the common stock of the Company. The Plan purchased $2.6 million and sold $0.8 million of the Company's common stock during 2025. As of December 31, 2025 and 2024, the Plan held 423,865 and 303,939 shares of the Company's common stock with a cost basis of $9,980,612 and $11,240,967, respectively. The underlying value of the Company’s common stock is dependent upon the performance of the Company and the market’s evaluation of such performance.

During the year ended December 31, 2025, the Plan's investment in the Company Stock Fund experienced a significant decrease in fair value due to a decline in the market price of the Company's common stock. The Company's stock price decreased 44% during 2025.

Subsequent to December 31, 2025, the market price of the Company’s common stock declined materially. From January 1, 2026 through June 15, 2026, the stock price decreased 95%. Had this decline occurred as of year end, the fair value of the Plan’s investment in Company stock would have decreased by $3.4 million. Management evaluated this event and determined that disclosure was appropriate; however, no adjustment to the accompanying financial statements has been made as the event occurred after the balance sheet date.

As of December 31, 2025 and 2024, the Plan also had $65.3 million and $63.3 million, respectively, invested in one fund that represented 10% or more of the Plan's net assets available for benefits. This fund, Fidelity 500 Index Fund, represented 24% and 25% of the Plan's net assets available for benefits as of December 31, 2025 and 2024, respectively.

Plan Termination – Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

Subsequent Events – Events that have occurred subsequent to December 31, 2025 have been evaluated through the date these financial statements were issued.

On June 12, 2026, Sleep Number Corporation and its subsidiaries (together with Sleep Number, the "Debtors"), filed voluntary petitions for relief under Chapter 11 of title 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court for the Southern District of New York. Management evaluated this event and determined that it represents a nonrecognized subsequent event. The Plan has not been amended as a result of the filing, and, as of the date the financial statements were available to be issued, no changes to Plan benefits, eligibility, or administrative processes had been made. Management is evaluating the effect of the bankruptcy filing on the Plan, including any impact on amounts due from the plan sponsor or sponsor-related matters. Management does not believe the filing has had a material effect on the Plan.